Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 43,197	¥ 41,994	¥ 86,917	¥ 82,579
Administration fees	19,623	20,361	38,578	39,266
Custodial fees	6,218	4,838	11,793	9,392
Total	¥ 69,038	¥ 67,193	¥ 137,288	¥ 131,237